Repossessed Assets Acquired In Settlement Of Loans (Tables)	12 Months Ended
Dec. 31, 2014
Other Real Estate, Foreclosed Assets, and Repossessed Assets [Abstract]
Transactions in repossessed assets
Transactions in other real estate owned for the years ended December 31, 2014 and 2013 and the nine months ended December 31, 2012 are summarized below.

	Years Ended December 31,		Nine Months Ended December 31,
	2014	2013	2012
Balance, Beginning Of Period	$3,947,226	$6,754,425	$14,160,099
Additions	1,638,135	3,861,182	2,456,478
Sales	(1,850,651)	(5,274,003)	(6,929,152)
Write Downs	(505,000)	(1,394,378)	(2,933,000)
Balance, End Of Period	$3,229,710	$3,947,226	$6,754,425